Guarantees and Contingent Liabilities - Contract or Notional Amounts of Unfunded Commitments to Extend Credit (Details) $ in Millions	Dec. 31, 2025 USD ($)
Commercial and commercial real estate loans
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	$ 211,447
Corporate and purchasing card loans
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	38,247
Residential mortgages
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	500
Retail credit card loans
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	143,354
Other retail loans
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	43,596
Other
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	7,565
Less Than One Year | Commercial and commercial real estate loans
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	56,151
Less Than One Year | Corporate and purchasing card loans
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	38,247
Less Than One Year | Residential mortgages
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	500
Less Than One Year | Retail credit card loans
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	143,354
Less Than One Year | Other retail loans
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	19,810
Less Than One Year | Other
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	7,565
Greater Than One Year | Commercial and commercial real estate loans
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	155,296
Greater Than One Year | Corporate and purchasing card loans
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	0
Greater Than One Year | Residential mortgages
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	0
Greater Than One Year | Retail credit card loans
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	0
Greater Than One Year | Other retail loans
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	23,786
Greater Than One Year | Other
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	$ 0